Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Summary of Right-of-use Assets

a.Right-of-use assets

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$7,096	$6,988
Others	1,708	1,538
Equipment	2,205	2,525
	$11,009	$11,051

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$3,803	$3,796	$4,669
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,728	$2,729	$2,789
Others	821	786	786
Equipment	419	416	410
	$3,968	$3,931	$3,985

Summary of Lease Liabilities	b.Lease liabilities
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,382	$3,211
Noncurrent	6,215	7,062
	$9,597	$10,273

Summary of Range of Discount Rate for Lease Liabilities

Ranges of discount rates for lease liabilities were as follows:

December 31
	2020	2021
Land and buildings
Handsets base stations	0.46%-1.18%	0.37%-1.18%
Others	0.46%-9.00%	0.37%-9.00%
Equipment	0.46%-2.99%	0.37%-2.99%

Summary of Total Cash Outflow for Leases

d.Other lease information

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$7	$8	$8
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$6	$5	$7
Total cash outflow for leases	$3,826	$3,776	$3,813